Schedule of property, plant and equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Gross carrying amount, Beginning balance	$ 485,067	$ 575,517
Additions
Disposals		(90,450)
Gross carrying amount, Ending balance	485,067	485,067
Depreciation and impairment, Beginning balance	(288,138)	(195,499)
Disposals		32,160
Depreciation	(98,913)	(124,799)
Depreciation and impairment, Ending balance	(387,051)	(288,138)
Carrying amount	98,016	196,929
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount, Beginning balance	250,211	340,661
Additions
Disposals		(90,450)
Gross carrying amount, Ending balance	250,211	250,211
Depreciation and impairment, Beginning balance	(124,947)	(79,345)
Disposals		32,160
Depreciation	(53,642)	(77,762)
Depreciation and impairment, Ending balance	(178,589)	(124,947)
Carrying amount	71,622	125,264
IT equipment [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount, Beginning balance	80,303	80,303
Additions
Disposals
Gross carrying amount, Ending balance	80,303	80,303
Depreciation and impairment, Beginning balance	(53,520)	(34,276)
Disposals
Depreciation	(18,854)	(19,244)
Depreciation and impairment, Ending balance	(72,374)	(53,520)
Carrying amount	7,929	26,783
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount, Beginning balance	154,553	154,553
Additions
Disposals
Gross carrying amount, Ending balance	154,553	154,553
Depreciation and impairment, Beginning balance	(109,671)	(81,878)
Disposals
Depreciation	(26,417)	(27,793)
Depreciation and impairment, Ending balance	(136,088)	(109,671)
Carrying amount	$ 18,465	$ 44,882